Data Centre Equipment	12 Months Ended
Mar. 31, 2021
Property, plant and equipment [Abstract]
Data Centre Equipment [Text Block]

11. Data Centre Equipment

Cost	Data Centres
Balance, March 31, 2019	$82,284,690
Additions	—
Balance, March 31, 2020	82,284,690
Quebec acquisition (Note 6)	2,322,077
Additions*	20,924,181
Balance, March 31, 2021	$105,530,948

Accumulated depreciation and impairment

Balance, March 31, 2019	$72,485,734
Depreciation	3,383,256
Balance, March 31, 2020	75,868,990
Depreciation	8,063,155
Balance, March 31, 2021	$83,932,145

Carrying amount
Balance, March 31, 2020	$6,415,700
Balance, March 31, 2021	$21,598,803